Accrued Pension and Severance Costs (Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations) (Detail)	Mar. 31, 2015	Mar. 31, 2014
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.00%	1.30%
Rate of compensation increase	2.70%	2.60%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.60%	3.40%
Rate of compensation increase	2.50%	2.80%